Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA FUNDS TRUST
Voya Strategic Income Opportunities Fund
(the "Fund")
Supplement dated January 13, 2023
to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T and Class W Shares'
Prospectus, dated July 31, 2022
(the "Prospectus")
Effective immediately, the Prospectus is revised as follows:
1.The sub-section of the Prospectus entitled "Fees and Expenses of the Fund – Annual Fund Operating Expenses" in the Fund's Summary Section is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment
Class		A	C	I	R	R6	T	W
Management Fees	%	0.50	0.50	0.50	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services	%	0.25	1.00	None	0.50	None	0.25	None
(12b-1) Fees
Other Expenses	%	0.12	0.12	0.12	0.12	0.04	0.12	0.12
Total Annual Fund Operating Expenses	%	0.87	1.62	0.62	1.12	0.54	0.87	0.62
Waivers and Reimbursements3%		None	None	None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.87	1.62	0.62	1.12	0.54	0.87	0.62
Waivers and Reimbursements
1A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.
2Expense information has been restated to reflect current contractual rates.
3Voya Investments, LLC (the "Investment Adviser") is contractually obligated to limit expenses to 1.15%, 1.90%, 0.72%, 1.40%, 0.60%, 1.15%, and 0.90% for Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares, respectively, through August 1, 2023. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Fund's board.
2.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Fund – Expense Example" in the Fund's Summary Section is deleted in its entirety and replaced with the following:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$337	521	720	1,296
C	Sold	$265	511	881	1,922
	Held	$165	511	881	1,922
I	Sold or Held	$63	199	346	774
R	Sold or Held	$114	356	617	1,363
R6	Sold or Held	$55	173	302	677
T	Sold or Held	$337	521	720	1,296
W	Sold or Held	$63	199	346	774

Voya Strategic Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA FUNDS TRUST
Voya Strategic Income Opportunities Fund
(the "Fund")
Supplement dated January 13, 2023
to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T and Class W Shares'
Prospectus, dated July 31, 2022
(the "Prospectus")
Effective immediately, the Prospectus is revised as follows:
1.The sub-section of the Prospectus entitled "Fees and Expenses of the Fund – Annual Fund Operating Expenses" in the Fund's Summary Section is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment
Class		A	C	I	R	R6	T	W
Management Fees	%	0.50	0.50	0.50	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services	%	0.25	1.00	None	0.50	None	0.25	None
(12b-1) Fees
Other Expenses	%	0.12	0.12	0.12	0.12	0.04	0.12	0.12
Total Annual Fund Operating Expenses	%	0.87	1.62	0.62	1.12	0.54	0.87	0.62
Waivers and Reimbursements3%		None	None	None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.87	1.62	0.62	1.12	0.54	0.87	0.62
Waivers and Reimbursements
1A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.
2Expense information has been restated to reflect current contractual rates.
3Voya Investments, LLC (the "Investment Adviser") is contractually obligated to limit expenses to 1.15%, 1.90%, 0.72%, 1.40%, 0.60%, 1.15%, and 0.90% for Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares, respectively, through August 1, 2023. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Fund's board.
2.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Fund – Expense Example" in the Fund's Summary Section is deleted in its entirety and replaced with the following:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$337	521	720	1,296
C	Sold	$265	511	881	1,922
	Held	$165	511	881	1,922
I	Sold or Held	$63	199	346	774
R	Sold or Held	$114	356	617	1,363
R6	Sold or Held	$55	173	302	677
T	Sold or Held	$337	521	720	1,296
W	Sold or Held	$63	199	346	774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses2 Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2023
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Voya Strategic Income Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.87%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 337
3 Yrs	rr_ExpenseExampleYear03	521
5 Yrs	rr_ExpenseExampleYear05	720
10 Yrs	rr_ExpenseExampleYear10	1,296
1 Yr	rr_ExpenseExampleNoRedemptionYear01	337
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	521
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	720
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,296
Voya Strategic Income Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.62%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 265
3 Yrs	rr_ExpenseExampleYear03	511
5 Yrs	rr_ExpenseExampleYear05	881
10 Yrs	rr_ExpenseExampleYear10	1,922
1 Yr	rr_ExpenseExampleNoRedemptionYear01	165
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	511
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	881
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,922
Voya Strategic Income Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.62%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 63
3 Yrs	rr_ExpenseExampleYear03	199
5 Yrs	rr_ExpenseExampleYear05	346
10 Yrs	rr_ExpenseExampleYear10	774
1 Yr	rr_ExpenseExampleNoRedemptionYear01	63
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	199
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	346
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 774
Voya Strategic Income Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.12%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 114
3 Yrs	rr_ExpenseExampleYear03	356
5 Yrs	rr_ExpenseExampleYear05	617
10 Yrs	rr_ExpenseExampleYear10	1,363
1 Yr	rr_ExpenseExampleNoRedemptionYear01	114
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	356
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	617
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,363
Voya Strategic Income Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.54%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 55
3 Yrs	rr_ExpenseExampleYear03	173
5 Yrs	rr_ExpenseExampleYear05	302
10 Yrs	rr_ExpenseExampleYear10	677
1 Yr	rr_ExpenseExampleNoRedemptionYear01	55
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	173
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	302
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 677
Voya Strategic Income Opportunities Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.87%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 337
3 Yrs	rr_ExpenseExampleYear03	521
5 Yrs	rr_ExpenseExampleYear05	720
10 Yrs	rr_ExpenseExampleYear10	1,296
1 Yr	rr_ExpenseExampleNoRedemptionYear01	337
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	521
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	720
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,296
Voya Strategic Income Opportunities Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.62%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 63
3 Yrs	rr_ExpenseExampleYear03	199
5 Yrs	rr_ExpenseExampleYear05	346
10 Yrs	rr_ExpenseExampleYear10	774
1 Yr	rr_ExpenseExampleNoRedemptionYear01	63
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	199
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	346
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 774

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Voya Investments, LLC (the "Investment Adviser") is contractually obligated to limit expenses to 1.15%, 1.90%, 0.72%, 1.40%, 0.60%, 1.15%, and 0.90% for Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares, respectively, through August 1, 2023. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Fund's board.